CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2018	$ 198	$ 72,663	$ 355	$ 51,053	$ 124,269
Total Comprehensive Income for the year
Profit for the year	0	0	0	6,224	6,224
Other comprehensive income (loss):
Foreign currency translation	0	0	139	0	139
Total Comprehensive Income for the year	0	0	139	6,224	6,363
Transactions with owners, recognized directly in equity
Revaluation of liability for put option on non- controlling interests	0	0	0	1,501	1,501
Own shares acquired	(41)	(24,696)	0	0	(24,737)
Share based compensation	0	16,042	0	0	16,042
Exercise of share options	10	1,814	0	0	1,824
Issuance of shares (net of issuance cost)	184	175,166	0	0	175,350
Balance at Dec. 31, 2019	351	240,989	494	58,778	300,612
Total Comprehensive Income for the year
Profit for the year	0	0	0	2,139	2,139
Other comprehensive income (loss):
Foreign currency translation	0	0	2,836	0	2,836
Total Comprehensive Income for the year	0	0	2,836	2,139	4,975
Transactions with owners, recognized directly in equity
Issuance of shares in a Business Combination	25	14,092	0	0	14,117
Revaluation of liability for put option on non- controlling interests				(445)	(445)
Own shares acquired	(15)	(9,950)	0	0	(9,965)
Share based compensation	0	18,770	0	0	18,770
Exercise of share options	19	930	0	0	949
Balance at Dec. 31, 2020	380	264,831	3,330	60,472	329,013
Total Comprehensive Income for the year
Profit for the year	0	0	0	73,223	73,223
Other comprehensive income (loss):
Foreign currency translation	0	0	(2,632)	0	(2,632)
Total Comprehensive Income for the year	0	0	(2,632)	73,223	70,591
Transactions with owners, recognized directly in equity
Revaluation of liability for put option on non- controlling interests	0	0	0	64	64
Own shares acquired	(3)	(6,640)	0	0	(6,643)
Share based compensation	0	41,822	0	0	41,822
Exercise of share options	17	1,353	0	0	1,370
Issuance of shares (net of issuance cost)	47	136,111	0	0	136,158
Issuance of Restricted shares	1	(1)	0	0	0
Balance at Dec. 31, 2021	$ 442	$ 437,476	$ 698	$ 133,759	$ 572,375